Organization and Summary of Significant Accounting Policies (Details Narrative) - USD ($)		12 Months Ended
	Feb. 27, 2019	Dec. 31, 2020
Antidilutive Securities excluded from computation of earnings per share, amount	328,111
Warrants [Member]
Antidilutive Securities excluded from computation of earnings per share, amount		28,693,368
Common Shares [Member]
Antidilutive Securities excluded from computation of earnings per share, amount		216,630,546
Minimum [Member]
Emerging growth company, expected minimum gross revenue		$ 1,070,000,000